Loans and Other Financing (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of loans and other financing [abstract]
Summary of Net Loans and Other Financing
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.24	12.31.23
Non-financial Public Sector	8,145,078	1,003,557
Argentine Central Bank	—	88,839
Financial Institutions	164,350,429	59,446,218
Loans	164,350,429	59,446,218
Non-financial Private Sector and Residents Abroad	14,883,296,443	6,938,130,259
Loans	14,505,135,102	6,693,166,667
Advances	626,409,093	260,991,087
Notes	3,927,828,023	1,532,749,306
Mortgage Loans	317,644,027	82,566,893
Pledge Loans	397,641,851	98,194,742
Personal Loans	1,763,502,535	556,878,251
Credit Card Loans	6,164,899,626	3,717,156,355
Other Loans	888,761,448	108,081,910
Accrued Interest, Adjustments and Quotation Differences Receivable	453,200,330	364,965,325
Documented Interest	(34,751,831)	(28,417,202)
Financial Leases	31,859,811	13,922,116
Other Financing	346,301,530	231,041,476
Less: Allowances	(667,700,029)	(290,011,033)
Total	14,388,091,921	6,708,657,840